Loan Payable	12 Months Ended
Apr. 30, 2020
Disclosure Of Loans And Advances And Deposits [Abstract]
Loan Payable
11.	Loan Payable

On June 18, 2018, the Company completed a private placement of secured bonds in the aggregate principal amount of $3,000 (the “Bonds”) less structuring and finder’s fees of $60 cash and $171 attributed to finders warrants, totaling $231 (the “Discount”). The Bonds bear interest at 8% per annum, payable on maturity, and mature on June 18, 2020. The Bonds are secured by a charge over all of the Company’s assets. Subsequent to the year ended April 30, 2020, the Bonds were paid out with accrued interest.

The Company has issued 3,000,000 warrants to the bond holders, each warrant entitling the bond holders to acquire one share of Starcore at a price of $0.20, expiring on June 18, 2021. The Company determined a value of $171 on the warrants, which was included in the Discount, based on the Black-Scholes model with the following assumptions:

Stock price	$0.17
Exercise price	$0.20
Dividend rate	0%
Expected Life	3 years
Expected annual volatility	56%
Risk-free rate	1.45%

During the year ended April 30, 2018, the Company secured $1,282 (USD $1,000) loan (“Loan”) with a lender. The Loan is secured against certain assets of the Company and bears interest at 8% per annum, compounded and paid annually. The interest on the loan was paid to the lender on October 25, 2019, and the lender agreed to extend the loan for additional 6 months to April 25, 2020. On April 25, 2020, the loan amount was repaid along with interest for a total repayment of US$1,040,000.

11	Loan Payable – (cont’d)

Changes to the loans payable balance during the year ending April 30, 2019 and the year ending April 30, 2020 are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2018	$1,282	$52	$-	$1,334

Financing, June 18, 2018	3,000	-	(231)	2,769
Discount	-	-	101	101
Interest accrual	-	325	-	325
Foreign exchange adjustment	59	-	-	59

Balance, April 30, 2019	4,341	377	(130)	4,588

Discount	-	-	115	115
Interest paid	-	(514)	-	(514)
Interest accrual	-	349	-	349
Loan repayment	(1,411)	-	-	(1,411)
Foreign exchange adjustment	69	-	-	69

Balance, April 30, 2020	$2,999	$212	$(15)	$3,196

	April 30, 2020	April 30, 2019
Current	$3,196	$1,507
Non-Current	$-	$3,081

	$3,196	$4,588

11.	Loan Payable – (cont’d)

The Company’s financing costs for the year ended April 30, 2020, 2019, and 2018 as reported on its Consolidated Statement of Operations and Comprehensive Loss can be summarized as follows:

For the year ended April 30,	2020	2019	2018
Unwinding of discount on rehabilitation and closure accretion (note 12)	$72	$90	$64
Discount unwinding on debt repaid (note 11)	115	101	-
Lease accretion	23	-	-
San Pedrito Interest (note 8)	-	(159)	-
Interest on diesel equipment lease	3	21	-
Interest expense on debt (note 11)	349	325	83
Interest revenue	(8)	(67)	(86)

	$554	$311	$61